Revenue From Contracts with Customers (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Revenue from contract liability	S/ 554.8	S/ 726.4